Interest-Bearing Loans and Borrowings - Summary of Interest-Bearing Loans and Borrowings (Details) - Collaborator - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 18, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Effective interest rate (%)	2.74%
Maturity	No specific maturity date
Borrowings	$ 17,310	$ 17,310